Series A Convertible Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Aug. 06, 2012
Class of Stock [Line Items]
Minimum trading days required to convert Series A to Class A			60 days
Fees & costs related to issuance of Series A Shares			$ 40,519,000
Increase in Additional paid-in capital of Class A			128,600,000
Description of Conversion Price			Price of $3.00, or 200% of the $1.50 per share Conversion Price.
Total dividend			2,268,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Amount divided by conversion rate in calculation of conversion price				400,000,000
Convertible Preferred Stock				400,000
Convertible Preferred Share, par value				$ 0.01
Rate per annum			2.00%
Liquidation value per preference shares			$ 1,000
Minimum share value to redeem Series A			1,000
Fees & costs related to issuance of Series A Shares			40,500,000
Initial balance of equity		359,500,000	359,500,000
Pro-rata based reduction of equity balance			400,000
No. of shares of Series A converted to Class A		156,537	156,537
Percentage of Series A shares converted to Class A		39.00%	39.00%
Series A shares outstanding, total			243,463
Reduction in temporary equity			129,600,000
Equity balance			229,900,000
Issue price of Series A Share			$ 1,000
Non-cash deemed dividend			373,400,000
Total dividend	1,100,000		1,200,000
Series A-1 Cumulative Perpetual Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Amount divided by conversion rate in calculation of conversion price			1,000.0
Convertible Preferred Stock				79,600
Series A-2 Non-Voting Cumulative Perpetual Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock				320,400
Class A Common Stock [Member]
Class of Stock [Line Items]
Class A common stock				266,700,000
Convertible Preferred Stock constituting percentage of Class A common stock				73.00%
Conversion Rate (Series A1 to Class A), shares			666.667
Initial Conversion price			$ 1.50
Minimum percentage of Conversion Price required to convert Series A to Class A			200.00%
Minimum trading days required to convert Series A to Class A			60 days
No. of shares of Series A converted to Class A			159,896,077
Increase in Class A common stock			$ 1,000,000
Issuance price of Class A				$ 2.81
Convertible Common Stock [Member]
Class of Stock [Line Items]
No. of shares of Series A converted to Class A			239,844